LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
LEASES
Leases

10. LEASES

A reconciliation of lease obligations for the three months ended March 31, 2022, is as follows:

(in thousands)
Lease obligation
December 31, 2021	$36,496
Lease principal payments	(586)
March 31, 2022	$35,910

Current and long-term portions of lease obligations are as follows:

	March 31,	December 31,
(in thousands)	2022	2021
Lease obligation, current portion	$2,503	$2,444
Lease obligation, long-term portion	33,407	34,052
Total	$35,910	$36,496

All extension options that are reasonably certain to be exercised have been included in the measurement of lease obligations. The Company reassesses the likelihood of extension option exercise if there is a significant event or change in circumstances within its control.

The components of lease expense for the three months ended March 31, 2022 and 2021 are as follows:

	Three Months Ended
	March 31,	March 31,
(in thousands)	2022	2021
Amortization of leased assets (1)	$817	$742
Interest on lease liabilities (2)	573	563
Total	$1,390	$1,305

____________

(1)	Included in cost of goods sold and general and administrative expenses in the consolidated statement of operations.
(2)	Included in interest expense in the consolidated statement of operations.

The key assumptions used in accounting for leases as of March 31, 2022 were a weighted average remaining lease term of 14.7 years and a weighted average discount rate of 6%. The key assumptions used in accounting for leases as of December 31, 2021 were a weighted average remaining lease term of 17.2 years and a weighted average discount rate of 6%.

The future lease payments with initial remaining terms in excess of one year as of March 31, 2022 were as follows:

March 31,
(in thousands)	2022
Balance of 2022	$3,948
2023	4,890
2024	4,280
2025	3,451
2026 and beyond	43,038
Total lease payments	59,607
Less imputed interest	(23,697)
Total	$35,910

10. LEASES

A reconciliation of lease obligations for the years ended December 31, 2021 and 2020, is as follows:

(in thousands)
Lease obligation
December 31, 2019	$33,805
Additions	120
Lease reassessment	7,310
Lease principal payments	(2,401)
December 31, 2020	$38,834
Lease principal payments	(2,338)
December 31, 2021	$36,496

All extension options that are reasonably certain to be exercised have been included in the measurement of lease obligations. The Company reassesses the likelihood of extension option exercise if there is a significant event or change in circumstances within its control.

The components of lease expense for the years ended December 31, 2021, 2020 and 2019, are as follows:

	Years Ended
	December 31,	December 31,	December 31,
(in thousands)	2021	2020	2019
Amortization of leased assets (1)	$3,238	$3,250	$3,025
Interest on lease liabilities (2)	2,406	1,866	1,778
Total	$5,644	$5,116	$4,803

____________

(1) Included in cost of goods sold, general and administrative expenses and other expenses in the consolidated statement of operations.

(2) Included in interest expense in the consolidated statement of operations.

The key assumptions used in accounting for leases as of December 31, 2021, were a weighted average remaining lease term of 17.2 years and a weighted average discount rate of 6%. The key assumptions used in accounting for leases as of December 31, 2020 were a weighted average remaining lease term of 18.1 years and a weighted average discount rate of 6%.

The future lease payments with initial remaining terms in excess of one year as of December 31, 2021 were as follows:

December 31,
(in thousands)	2021
2022 - 2023	$5,137
2024 - 2025	3,844
2026 and beyond	27,515
Total	$36,496